Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Differences between the effective income tax rates and the statutory federal corporate tax rate

	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	3.1	3.0	3.2
Other, net	0.4	0.5	(6.5)

	38.5%	38.5%	31.7%

Temporary differences and their related tax effect

	2012	2011	2010
Deferred loan fees and costs	$(28)	3	(11)
Accrued interest receivable	410	(522)	21
Tax depreciation vs. book depreciation	97	132	124
Basis difference on investments	(5)	2	(10)
Loan loss reserves	(237)	(1,661)	(6,332)
Mark-to-market adjustment	935	149	460
Mortgage servicing rights	0	(64)	(21)
Impairment loss on investment in LLCs	(74)	0	(1,207)
Accrued expenses	(845)	(1,732)	(135)
Other	(114)	(40)	(62)

	$139	(3,733)	(7,173)

Tax effect of significant temporary differences representing deferred tax assets and liabilities

	2012	2011
Deferred income tax assets:
Loan loss reserves	$16,220	15,983
Accrued interest receivable	552	962
Accrued expenses	2,878	2,033
Unrealized loss on securities available for sale	0	464
Impairment loss on LLCs	1,281	1,207

	20,931	20,649

Deferred income tax liabilities:
Basis difference on investments	(7)	(12)
Deferred loan fees and costs	(394)	(422)
Unrealized gain on securities available for sale	(1,420)	0
Mark-to-market adjustment	(1,569)	(634)
Book depreciation in excess of tax depreciation	(193)	(96)
Other	(149)	(264)

	(3,732)	(1,428)

Net deferred tax asset	$17,199	19,221